Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2026	Mar. 31, 2025
Derivative [Line Items]
Gross fair value of derivative assets	[1]	¥ 25,006	¥ 19,678
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets		19,414	14,974
Impact of master netting agreements		(16,606)	(12,745)
Impact of collateral		(2,104)	(1,759)
Net exposure to credit risk		¥ 704	¥ 470

[1]	The amounts reported include derivatives used for non-trading purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2025 and March 31, 2026.